Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Jan. 31, 2025
Disclosure Of Other Financial Liabilities [abstract]
Dealer holdback programs and customer deposits	$ 48.6	$ 39.8
Due to Bombardier Inc.	22.4	22.7
Derivative financial instruments	12.8	64.3
Non-controlling interest liability	0.0	23.4
Contingent consideration	23.7	0.0
Other	37.8	16.2
Total other financial liabilities	145.3	166.4
Current	73.4	86.2
Non-current	71.9	80.2
Total other financial liabilities	$ 145.3	$ 166.4